Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Mar. 31, 2019
ERP software
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	7 years
Computer software
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	5 years
Product development costs | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	1 year
Product development costs | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	8 years
Customer lists
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	4 years